Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
Revenue Recognition
Revenue Recognition

Demurrage income, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the six-month periods ended June 30, 2020 and 2019 was $306 and $760, respectively.

Despatch expense, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments to the charterer by the vessel owner when loading or discharging time is faster than the stipulated time in the voyage charter agreements. Despatch expense for the six-month periods ended June 30, 2020 and 2019 was $71 and $251, respectively.

Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2020 and December 31, 2019:

	June 30,	December 31,
	2020	2019
Accounts receivable trade, net from spot charters	434	653
Accounts receivable trade, net from time charters	470	1,110
Total	904	1,763

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The current portion of Deferred revenue as of June 30, 2020 was $637 under ASC 606 and $3,835 under ASC 842. The non-current portion of Deferred revenue as of June 30, 2020 relates entirely to ASC 842 and is related to scrubber premiums (i.e. increased daily hire rates provided for by the chartering agreements) for scrubber-fitted vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party. Revenue recognized in 2020 from amounts included in deferred revenue at the beginning of the period was $3,310.

The following table presents the Company’s income statement figures derived from spot charters for the period ended June 30, 2020:

June 30, 2020
Vessel revenues, net of commissions	11,970
Voyage expenses	(9,282)
Total	2,688

The following table presents the Company’s income statement figures derived from time charters for the period ended June 30, 2020:

June 30, 2020
Vessel revenues, net of commissions	10,411
Voyage expenses	(778)
Total	9,633

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2020 and 2019 were:

Customer	2020	2019
A	16%	14%
B	15%	-
C	15%	-
D	14%	10%
E	13%	-
F	-	20%
G	-	12%
Total	73%	56%

Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements Adopted

On January 1, 2020, the Company adopted ASU No.  2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19, Codification Improvements to topic 326, Financial Instruments-Credit Losses. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-100—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This Update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. The Company considered the following factors in evaluating the effects this standard has on its financial statements: spot revenue in relation to total revenue (as long-term time charters are out of scope) and historical records of collectability, in order to determine if a loss accrual should be estimated and recorded. The amount receivable outstanding under spot charters as of June 30, 2020 was $434 out of the total receivables of $904, or 48% of total receivables. As of December 31, 2019 and June 30, 2019, the respective percentages were 37% and 67%. Currently, seven of the Company’s ten vessels are under long-term time charters, which means that the effect under this guidance should be even smaller going forward. The Company has not recorded any losses on its receivables over the past few years and mostly employs recurring charterers. As per the Company’s evaluation of the above mentioned factors, the adoption of this standard did not have a material effect in the Company's unaudited interim consolidated financial statements. The Company will continue to monitor the COVID-19 virus outbreak in order to assess if any expected losses should be recorded in the next periods.

On January 1, 2020, the Company adopted ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which improves the effectiveness of fair value measurement disclosures. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements. The adoption of ASU No. 2018-13 did not have a material effect in the Company’s unaudited interim consolidated financial statements and disclosures.

On January 1, 2020, the FASB issued ASU 2019-08, Codification Improvements—Share-Based Consideration Payable to a Customer. The amendments in this update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in Topic 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with Topic 718. The grant date is the date at which a grantor (supplier) and a grantee (customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. The classification and subsequent measurement of the award are subject to the guidance in Topic 718 unless the share-based payment award is subsequently modified and the grantee is no longer a customer. The adoption of ASU No. 2019-08 did not have a material effect in the Company’s unaudited interim consolidated financial statements and disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform. ASU 2020-04 applies to contracts that reference LIBOR or another reference rate expected to be terminated because of reference rate reform. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. An entity may elect to apply the amendments for contract modifications by Topic or Industry Subtopic as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. Once elected for a Topic or an Industry Subtopic, the amendments in this Update must be applied prospectively for all eligible contract modifications for that Topic or Industry Subtopic. An entity may elect to apply the amendments in this Update to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020.  An entity may elect certain optional expedients for hedging relationships that exist as of December 31, 2022 and maintain those optional expedients through the end of the hedging relationship. ASU 2020-04 can be adopted as of March 12, 2020. Currently the Company does not have any contracts that have been changed to a new reference rate, but will continue to evaluate its contracts and the effects of this standard on the Company’s consolidated financial position, results of operations, and cash flows.